Net Income (Loss) Per Share - Schedule of Outstanding Common Shares Issuable Excluded from Diluted Net Income (Loss) Per Common Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
LIONS GATE ENTERTAINMENT CORP [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	28,100,000	21,800,000	24,600,000	24,600,000	23,200,000	28,700,000	18,600,000
Anti-dilutive shares excluded from calculation of diluted earnings per share due to net loss (in shares)	1.1	1.6	2.5	2.7
Share Purchase Options | LIONSGATE STUDIOS CORP [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	2,200,000	0	2,200,000	0
Share Purchase Options | LIONS GATE ENTERTAINMENT CORP [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	18,200,000	16,800,000	16,600,000	18,000,000	17,100,000	23,000,000	16,000,000
Restricted Share Units (RSUs) | LIONS GATE ENTERTAINMENT CORP [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	5,200,000	600,000	3,900,000	2,500,000	1,900,000	2,200,000	400,000
Other Issuable Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	4,700,000	4,400,000	4,100,000	4,100,000	4,200,000	3,500,000	2,200,000